UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22734

Western Asset Middle Market Debt Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888)-777-0102

Date of fiscal year end: April 30

Date of reporting period: July 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET MIDDLE MARKET DEBT FUND INC.

FORM N-Q

JULY 31, 2017

WESTERN ASSET MIDDLE MARKET DEBT FUND INC.

Schedule of investments (unaudited)	July 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 96.7%
CONSUMER DISCRETIONARY - 18.0%
Hotels, Restaurants & Leisure - 12.3%
24 Hour Fitness Worldwide Inc., Senior Notes	8.000%	6/1/22	1,250,000	$1,171,875	(a)(b)
CEC Entertainment Inc., Senior Notes	8.000%	2/15/22	1,000,000	1,052,500	(b)
Golden Nugget Inc., Senior Notes	8.500%	12/1/21	1,113,000	1,183,954	(a)(b)
Inn of the Mountain Gods Resort & Casino, Senior Secured Notes	9.250%	11/30/20	1,881,488	1,702,747	(a)(b)
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Secured Notes	10.250%	11/15/22	2,000,000	2,205,000	(a)(b)
Nathan’s Famous Inc., Senior Secured Notes	10.000%	3/15/20	120,000	127,350	(a)
Silversea Cruise Finance Ltd., Senior Secured Notes	7.250%	2/1/25	883,000	954,744	(a)
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Senior Secured Notes	5.875%	5/15/25	2,000,000	2,005,000	(a)
Viking Cruises Ltd., Senior Notes	8.500%	10/15/22	2,590,000	2,729,212	(a)(b)

Total Hotels, Restaurants & Leisure				13,132,382

Household Durables - 1.1%
APX Group Inc., Senior Notes	8.750%	12/1/20	1,000,000	1,030,000	(b)
William Lyon Homes Inc., Senior Notes	7.000%	8/15/22	100,000	103,750

Total Household Durables				1,133,750

Leisure Products - 0.8%
Gibson Brands Inc., Senior Secured Notes	8.875%	8/1/18	1,070,000	920,200	(a)(b)

Multiline Retail - 0.7%
Neiman Marcus Group Ltd. LLC, Senior Notes (8.750% Cash or 9.500% PIK)	8.750%	10/15/21	1,500,000	735,000	(a)(c)

Specialty Retail - 3.1%
Guitar Center Inc., Senior Secured Bonds	6.500%	4/15/19	1,000,000	897,500	(a)(b)
Hot Topic Inc., Senior Secured Notes	9.250%	6/15/21	2,500,000	2,365,625	(a)(b)

Total Specialty Retail				3,263,125

TOTAL CONSUMER DISCRETIONARY				19,184,457

CONSUMER STAPLES - 6.0%
Beverages - 2.0%
Carolina Beverage Group LLC/Carolina Beverage Group Finance Inc., Secured Notes	10.625%	8/1/18	1,820,000	1,829,100	(a)(b)
DS Services of America Inc., Secured Notes	10.000%	9/1/21	300,000	318,000	(a)(b)

Total Beverages				2,147,100

Food & Staples Retailing - 1.3%
Beverages & More Inc., Senior Secured Notes	11.500%	6/15/22	1,500,000	1,421,250	(a)

Food Products - 1.0%
Simmons Foods Inc., Secured Notes	7.875%	10/1/21	970,000	1,036,081	(a)

Tobacco - 1.7%
Alliance One International Inc., Secured Notes	9.875%	7/15/21	1,980,000	1,784,475	(b)

TOTAL CONSUMER STAPLES				6,388,906

ENERGY - 14.2%
Energy Equipment & Services - 2.3%
Pride International Inc., Senior Notes	7.875%	8/15/40	1,750,000	1,461,250	(b)
Trinidad Drilling Ltd., Senior Notes	6.625%	2/15/25	1,000,000	947,500	(a)

Total Energy Equipment & Services				2,408,750

See Notes to Schedule of Investments.

WESTERN ASSET MIDDLE MARKET DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - 11.9%
Armstrong Energy Inc., Senior Secured Notes	11.750%	12/15/19	2,000,000	$750,000	(b)
Berry Petroleum Co. Escrow	—	—	5,000,000	0	*(d)(e)(f)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	1,190,000	1,222,725	(a)(b)
Magnum Hunter Resources Corp. Escrow	—	—	2,920,000	0	*(d)(e)(f)
Natural Resource Partners LP/Natural Resource Partners Finance Corp., Senior Notes	9.125%	10/1/18	912,000	922,260	(b)
Oasis Petroleum Inc., Senior Notes	6.500%	11/1/21	1,790,000	1,776,575	(b)
Oasis Petroleum Inc., Senior Notes	6.875%	3/15/22	140,000	139,300
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	1,060,000	1,046,750	(b)
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	890,000	857,738	(b)
Rice Energy Inc., Senior Notes	6.250%	5/1/22	910,000	952,087	(b)
Rice Energy Inc., Senior Notes	7.250%	5/1/23	690,000	744,338
RSP Permian Inc., Senior Notes	6.625%	10/1/22	990,000	1,038,262	(b)
Sanchez Energy Corp., Senior Notes	6.125%	1/15/23	1,500,000	1,230,000	(b)
Saratoga Resources Inc., Senior Secured Notes	12.500%	7/1/16	1,000,000	3,815	*(b)(g)
Shelf Drilling Holdings Ltd., Secured Notes	9.500%	11/2/20	2,000,000	1,980,000	(a)

Total Oil, Gas & Consumable Fuels				12,663,850

TOTAL ENERGY				15,072,600

FINANCIALS - 8.1%
Capital Markets - 1.9%
Jefferies Finance LLC/JFIN Co.-Issuer Corp., Senior Notes	7.375%	4/1/20	2,000,000	2,065,000	(a)(b)

Consumer Finance - 3.8%
Stearns Holdings Inc., Senior Secured Notes	9.375%	8/15/20	1,770,000	1,831,950	(a)(b)
TMX Finance LLC/TitleMax Finance Corp., Senior Secured Notes	8.500%	9/15/18	2,275,000	2,155,562	(a)(b)

Total Consumer Finance				3,987,512

Diversified Financial Services - 2.4%
NewStar Financial Inc., Senior Notes	7.250%	5/1/20	1,500,000	1,545,000	(b)
Werner FinCo LP/Werner FinCo Inc., Senior Notes	8.750%	7/15/25	1,000,000	1,005,000	(a)

Total Diversified Financial Services				2,550,000

TOTAL FINANCIALS				8,602,512

HEALTH CARE - 13.7%
Biotechnology - 1.1%
AMAG Pharmaceuticals Inc., Senior Notes	7.875%	9/1/23	1,220,000	1,207,800	(a)(b)

Health Care Equipment & Supplies - 3.2%
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp., Secured Notes	8.125%	6/15/21	2,000,000	1,895,000	(a)(b)
Greatbatch Ltd., Senior Notes	9.125%	11/1/23	20,000	21,993	(a)
Immucor Inc., Senior Notes	11.125%	2/15/22	1,390,000	1,462,975	(a)

Total Health Care Equipment & Supplies				3,379,968

Health Care Providers & Services - 8.6%
BioScrip Inc., Second Lien Delayed Draw Notes	10.500%	8/15/20	136,364	133,909	(e)(f)(l)
BioScrip Inc., Senior Notes	8.875%	2/15/21	3,000,000	2,715,000	(b)
BioScrip Inc., Second Lien Notes	10.500%	6/30/22	1,363,637	1,339,091	(e)(f)(l)
IASIS Healthcare LLC/IASIS Capital Corp., Senior Notes	8.375%	5/15/19	2,000,000	2,008,500	(b)

See Notes to Schedule of Investments.

WESTERN ASSET MIDDLE MARKET DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - (continued)
MPH Acquisition Holdings LLC, Senior Notes	7.125%	6/1/24	500,000	$542,500	(a)(b)
Universal Hospital Services Inc., Secured Notes	7.625%	8/15/20	2,340,000	2,392,650	(b)

Total Health Care Providers & Services				9,131,650

Pharmaceuticals - 0.8%
Valeant Pharmaceuticals International Inc., Senior Notes	7.000%	10/1/20	380,000	377,150	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	7.250%	7/15/22	540,000	511,650	(a)

Total Pharmaceuticals				888,800

TOTAL HEALTH CARE				14,608,218

INDUSTRIALS - 18.2%
Aerospace & Defense - 1.6%
CBC Ammo LLC/CBC FinCo Inc., Senior Notes	7.250%	11/15/21	1,000,000	1,022,500	(a)(b)
Heligear Acquisition Co., Senior Secured Bonds	10.250%	10/15/19	620,000	658,545	(a)

Total Aerospace & Defense				1,681,045

Air Freight & Logistics - 0.9%
Air Medical Group Holdings Inc., Senior Notes	6.375%	5/15/23	1,000,000	965,000	(a)(b)

Commercial Services & Supplies - 0.9%
Monitronics International Inc., Senior Notes	9.125%	4/1/20	1,050,000	989,625	(b)

Construction & Engineering - 5.7%
Brundage-Bone Concrete Pumping Inc., Senior Secured Notes	10.375%	9/1/21	1,690,000	1,766,050	(a)(b)
HC2 Holdings Inc., Senior Secured Notes	11.000%	12/1/19	2,000,000	2,062,500	(a)(b)
Michael Baker Holdings LLC/Michael Baker Finance Corp., Senior Notes (8.875% Cash or 9.625% PIK)	8.875%	4/15/19	1,742,489	1,714,174	(a)(b)(c)
Michael Baker International LLC/CDL Acquisition Co. Inc., Senior Secured Notes	8.250%	10/15/18	500,000	499,375	(a)

Total Construction & Engineering				6,042,099

Electrical Equipment - 1.9%
Interface Grand Master Holdings Inc., Senior Notes (19.000% PIK)	19.000%	8/15/19	1,042,698	1,011,417	(b)(c)(e)(f)
Interface Master Holdings Inc., Senior Notes (12.500% Cash or 14.500% PIK)	12.500%	8/1/18	1,000,000	955,000	(a)(b)(c)

Total Electrical Equipment				1,966,417

Machinery - 2.0%
BlueLine Rental Finance Corp/BlueLine Rental LLC, Senior Secured Notes	9.250%	3/15/24	1,520,000	1,653,000	(a)
CTP Transportation Products LLC/CTP Finance Inc., Senior Secured Notes	8.250%	12/15/19	480,000	458,400	(a)(b)

Total Machinery				2,111,400

Marine - 1.4%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.125%	11/15/21	1,740,000	1,509,450	(a)(b)

Road & Rail - 1.0%
Flexi-Van Leasing Inc., Senior Notes	7.875%	8/15/18	1,110,000	1,098,900	(a)(b)

Trading Companies & Distributors - 1.8%
Ahern Rentals Inc., Secured Notes	7.375%	5/15/23	1,040,000	925,600	(a)
Emeco Pty Ltd., Senior Secured Notes	9.250%	3/31/22	1,003,963	1,026,552

Total Trading Companies & Distributors				1,952,152

See Notes to Schedule of Investments.

WESTERN ASSET MIDDLE MARKET DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Transportation - 1.0%
Neovia Logistics Services LLC/Logistics Intermediate Finance Corp., Senior Notes (10.000% cash or 10.750% PIK)	10.750%	4/1/20	1,164,029	$512,173	(a)(c)
Neovia Logistics Services LLC/SPL Logistics Finance Corp., Senior Secured Notes	8.875%	8/1/20	670,000	557,775	(a)

Total Transportation				1,069,948

TOTAL INDUSTRIALS				19,386,036

INFORMATION TECHNOLOGY - 1.9%
Electronic Equipment, Instruments & Components - 1.0%
Interface Security Systems Holdings Inc./Interface Security Systems LLC, Senior Secured Notes	9.250%	1/15/18	1,120,000	1,121,400

Technology Hardware, Storage & Peripherals - 0.9%
Seagate HDD Cayman, Senior Bonds	4.875%	6/1/27	1,000,000	957,257

TOTAL INFORMATION TECHNOLOGY				2,078,657

MATERIALS - 9.5%
Chemicals - 3.5%
Eco Services Operations LLC/Eco Finance Corp., Senior Notes	8.500%	11/1/22	1,250,000	1,315,625	(a)(b)
HIG BBC Intermediate Holdings LLC/HIG BBC Holdings Corp., Senior Notes (10.500% Cash or 11.250% PIK)	10.500%	9/15/18	1,213,771	1,235,012	(a)(b)(c)
Techniplas LLC, Senior Secured Notes	10.000%	5/1/20	1,400,000	1,204,000	(a)(b)

Total Chemicals				3,754,637

Construction Materials - 2.0%
Hardwoods Acquisition Inc., Senior Secured Notes	7.500%	8/1/21	400,000	356,000	(a)(b)
NWH Escrow Corp., Senior Secured Notes	7.500%	8/1/21	1,110,000	985,125	(a)(b)
U.S. Concrete Inc., Senior Notes	6.375%	6/1/24	730,000	782,925	(b)

Total Construction Materials				2,124,050

Containers & Packaging - 1.6%
PaperWorks Industries Inc., Senior Secured Notes	9.500%	8/15/19	2,240,000	1,652,000	(a)(b)

Metals & Mining - 1.4%
Mirabela Nickel Ltd., Subordinated Notes (1.000% PIK)	1.000%	9/10/44	25,825	0	(a)(c)(d)(e)(f)
Murray Energy Corp., Senior Secured Notes	11.250%	4/15/21	1,950,000	1,490,170	(a)(b)

Total Metals & Mining				1,490,170

Paper & Forest Products - 1.0%
Mercer International Inc., Senior Notes	6.500%	2/1/24	1,000,000	1,050,000	(a)

TOTAL MATERIALS				10,070,857

REAL ESTATE - 3.2%
Equity Real Estate Investment Trusts (REITs) - 1.5%
Uniti Group Inc./CSL Capital LLC, Senior Notes	8.250%	10/15/23	1,500,000	1,552,500	(b)

Real Estate Management & Development - 1.7%
Kennedy-Wilson Inc., Senior Notes	5.875%	4/1/24	1,803,000	1,859,344	(b)

TOTAL REAL ESTATE				3,411,844

TELECOMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 1.7%
Windstream Services LLC, Senior Notes	7.750%	10/15/20	1,000,000	965,000	(b)
Windstream Services LLC, Senior Notes	7.500%	6/1/22	1,000,000	860,000	(b)

Total Diversified Telecommunication Services				1,825,000

See Notes to Schedule of Investments.

WESTERN ASSET MIDDLE MARKET DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Wireless Telecommunication Services - 2.2%
CSC Holdings LLC, Senior Notes	10.125%	1/15/23	290,000	$338,213	(a)
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	405,000	521,437
Sprint Corp., Senior Notes	7.875%	9/15/23	1,260,000	1,433,250	(b)

Total Wireless Telecommunication Services				2,292,900

TOTAL TELECOMMUNICATION SERVICES				4,117,900

TOTAL CORPORATE BONDS & NOTES (Cost - $101,140,674)				102,921,987

ASSET-BACKED SECURITIES - 0.1%
ERP Iron Ore LLC (Cost - $88,050)	8.000%	12/31/19	88,050	87,610	(a)(e)(f)

SENIOR LOANS - 17.7%
CONSUMER DISCRETIONARY - 3.2%
Hotels, Restaurants & Leisure - 2.0%
Affinity Gaming LLC, Second Lien Term Loan	9.484%	9/14/24	2,110,000	2,135,056	(h)(i)

Specialty Retail - 0.3%
Spencer Gifts LLC, Second Lien Term Loan	9.480%	6/29/22	350,000	262,500	(f)(h)(i)

Textiles, Apparel & Luxury Goods - 0.9%
TOMS Shoes LLC, Term Loan B	6.700%	10/28/20	1,725,337	946,059	(h)(i)

TOTAL CONSUMER DISCRETIONARY				3,343,615

CONSUMER STAPLES - 2.3%
Food Products - 2.3%
CSM Bakery Solutions LLC, Second Lien Term Loan	9.050%	7/3/21	1,710,000	1,509,075	(h)(i)
Shearer’s Foods Inc., Second Lien Term Loan	8.046%	6/30/22	1,000,000	975,000	(f)(h)(i)

TOTAL CONSUMER STAPLES				2,484,075

ENERGY - 1.9%
Oil, Gas & Consumable Fuels - 1.9%
Blue Ridge Mountain Resources Inc., Exit Term Loan (LIBOR + 7.000% Cash, LIBOR + 7.000% PIK)	16.358%	5/6/19	303,572	302,054	(c)(e)(f)(h)(i)(j)
Westmoreland Coal Co., Term Loan B	7.796%	12/16/20	1,967,406	1,748,532	(h)(i)

TOTAL ENERGY				2,050,586

HEALTH CARE - 2.8%
Health Care Equipment & Supplies - 1.0%
Lantheus Medical Imaging Inc., 2017 Term Loan	5.734%	6/30/22	1,127,175	1,136,568	(h)(i)

Health Care Providers & Services - 1.8%
Radnet Management Inc., Second Lien Term Loan	8.295%	3/25/21	1,866,667	1,883,000	(f)(h)(i)

TOTAL HEALTH CARE				3,019,568

INDUSTRIALS - 3.6%
Aerospace & Defense - 1.3%
WP CPP Holdings LLC, New Second Lien Term Loan	9.061%	4/30/21	1,492,500	1,378,697	(h)(i)

Marine - 2.3%
Commercial Barge Line Co., 2015 First Lien Term Loan	9.984%	11/12/20	2,812,500	2,453,906	(h)(i)

TOTAL INDUSTRIALS				3,832,603

See Notes to Schedule of Investments.

WESTERN ASSET MIDDLE MARKET DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
INFORMATION TECHNOLOGY - 2.4%
Electronic Equipment, Instruments & Components - 0.9%
Allflex Holdings III Inc., New Second Lien Term Loan	8.307%	7/19/21	981,132	$988,337	(h)(i)

Internet Software & Services - 1.5%
Ancestry.com Operations Inc., Second Lien Term Loan	9.480%	10/19/24	1,548,000	1,589,281	(h)(i)

TOTAL INFORMATION TECHNOLOGY				2,577,618

MATERIALS - 0.5%
Metals & Mining - 0.5%
Magnetation LLC, DIP Term Loan	12.000%	12/31/20	530,182	29,160	(e)(f)(h)(i)
Murray Energy Corp., Term Loan B2	8.546%	4/16/20	494,483	483,203	(h)(i)

TOTAL MATERIALS				512,363

UTILITIES - 1.0%
Electric Utilities - 1.0%
Panda Temple Power LLC, 2015 Term Loan B (3 Month ICE LIBOR + 6.250% PIK)	7.250%	3/4/22	1,369,409	1,004,232	*(c)(h)(i)(j)(k)

TOTAL SENIOR LOANS (Cost - $20,404,904)				18,824,660

			SHARES
COMMON STOCKS - 3.2%
ENERGY - 3.2%
Oil, Gas & Consumable Fuels - 3.2%
Berry Petroleum Co.			195,859	2,056,519	*(f)
Blue Ridge Mountain Resources Inc.			151,555	1,348,840	*(e)
Sanchez Energy Corp.			3,070	17,315	*

TOTAL ENERGY				3,422,674

MATERIALS - 0.0%
Metals & Mining - 0.0%
Mirabela Nickel Ltd.			5,022,817	0	*(d)(e)(f)

TOTAL COMMON STOCKS (Cost - $6,816,781)				3,422,674

CONVERTIBLE PREFERRED STOCKS - 2.9%
ENERGY - 2.9%
Oil, Gas & Consumable Fuels - 2.9%
Berry Petroleum Co. (6.000% Cash or 6.000% PIK)	6.000%		213,637	2,563,644	(c)(f)
Berry Petroleum Co. (6.000% Cash or 6.000% PIK)	6.000%		3,200	38,400	(c)(f)(l)
Sanchez Energy Corp.	6.500%		23,500	512,300	(f)

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $2,891,563)				3,114,344

PREFERRED STOCKS - 1.9%
INDUSTRIALS - 1.9%
Trading Companies & Distributors - 1.9%
General Finance Corp. (Cost - $1,996,875)	8.125%		79,875	2,020,837

See Notes to Schedule of Investments.

WESTERN ASSET MIDDLE MARKET DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY		EXPIRATION DATE	WARRANTS	VALUE
WARRANTS - 0.0%
BioScrip Inc. (Cost - $53,784)		6/30/27	1	$47,768	*(e)(f)(l)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $133,392,631)				130,439,880

	RATE		SHARES
SHORT-TERM INVESTMENTS - 3.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $3,789,565)	0.938%		3,789,565	3,789,565

TOTAL INVESTMENTS - 126.1% (Cost - $137,182,196#)				134,229,445
Liabilities in Excess of Other Assets - (26.1)%				(27,747,116)

TOTAL NET ASSETS - 100.0%				$106,482,329

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.

(c)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(d)	Value is less than $1.

(e)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

(f)	Security is valued using significant unobservable inputs (See Note 1).

(g)	The maturity principal is currently in default as of July 31, 2017.

(h)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(i)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(j)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(k)	The coupon payment on these securities is currently in default as of July 31, 2017.

(l)	Restricted security (See Note 3).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

DIP	— Debtor-in-Possession
RSP	— Retail Selling Price

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Middle Market Debt Fund Inc. (the “Fund”) was incorporated in Maryland on July 23, 2012 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide high income. As a secondary investment objective, the Fund seeks capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its managed assets, which are the net assets of the Fund plus the principal amount of any borrowings, in below-investment-grade debt securities, including loans, issued by middle market companies. For investment purposes, “middle market” refers to companies with annual revenues of between $100 million and $1 billion at the time of investment by the Fund. Securities of middle market issuers are typically considered below investment grade (also commonly referred to as “junk bonds”). It is anticipated that the Fund will terminate on or before December 31, 2020. Upon its termination, it is anticipated that the Fund will have distributed substantially all of its net assets to stockholders, although securities for which no market exists or securities trading at depressed prices, if any, may be placed in a liquidating trust.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

Notes to Schedule of Investments (unaudited) (continued)

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Energy	—	$15,072,600	$0	*	$15,072,600
Health Care	—	13,135,218	1,473,000		14,608,218
Industrials	—	18,374,619	1,011,417		19,386,036
Materials	—	10,070,857	0	*	10,070,857
Other Corporate Bonds & Notes	—	43,784,276	—		43,784,276
Asset-Backed Securities	—	—	87,610		87,610
Senior Loans:
Consumer Discretionary	—	3,081,115	262,500		3,343,615
Consumer Staples	—	1,509,075	975,000		2,484,075
Energy	—	1,748,532	302,054		2,050,586
Health Care	—	1,136,568	1,883,000		3,019,568
Materials	—	483,203	29,160		512,363
Other Senior Loans	—	7,414,453	—		7,414,453
Common Stocks:
Energy	$17,315	1,348,840	2,056,519		3,422,674
Materials	—	—	0	*	0	*
Convertible Preferred Stocks	—	—	3,114,344		3,114,344
Preferred Stocks	2,020,837	—	—		2,020,837
Warrants	—	—	47,768		47,768

Total Long-Term Investments	2,038,152	117,159,356	11,242,372		130,439,880

Short-Term Investments†	3,789,565	—	—		3,789,565

Total Investments	$5,827,717	$117,159,356	$11,242,372		$134,229,445

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

Notes to Schedule of Investments (unaudited) (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	CORPORATE BONDS & NOTES
INVESTMENTS IN SECURITIES	ENERGY	HEALTH CARE	INDUSTRIALS	MATERIALS		ASSET BACKED SECURITIES
Balance as of April 30, 2017	$444,500	—	$1,011,417	$0	*	$88,050
Accrued premiums/discounts	—	$818	2,894	—		—
Realized gain (loss)	(1,946,275)	—	—	—		—
Change in unrealized appreciation (depreciation)[1]	2,095,500	25,966	(2,894)	—		(440)
Purchases	—	1,446,216	—	—		—
Sales	(593,725)	—	—	—		—
Transfers into Level 3	—	—	—	—		—
Transfers out of Level 3	—	—	—	—		—

Balance as of July 31, 2017	$0 *	$1,473,000	$1,011,417	$0	*	$87,610

Net change in unrealized appreciation (depreciation) for investments in securities still held at July 31, 2017[1]	—	$25,966	$(2,894)	—		$(440)

	SENIOR LOANS
INVESTMENTS IN SECURITIES (cont'd)	CONSUMER DISCRETIONARY	CONSUMER STAPLES	ENERGY	HEALTH CARE	INDUSTRIALS	MATERIALS	UTILITIES
Balance as of April 30, 2017	$3,362,600	$2,444,025	$2,117,218	$1,883,000	$3,958,800	$29,160	$985,974
Accrued premiums/discounts	1,056	2,440	16,436	7,273	8,008	313	1,148
Realized gain (loss)	7,745	—	350	—	1,372	—	—
Change in unrealized appreciation (depreciation)[1]	(23,845)	37,610	(84,314)	(7,273)	(98,077)	(313)	17,110
Purchases	—	—	5,915	—	—	—	—
Sales	(950,000)	—	(5,019)	—	(37,500)	—	—
Transfers into Level 3	—	—	—	—	—	—	—
Transfers out of Level 3[3]	(2,135,056)	(1,509,075)	(1,748,532)		(3,832,603)	—	(1,004,232)

Balance as of July 31, 2017	$262,500	$975,000	$302,054	$1,883,000	—	$29,160	—

Net change in unrealized appreciation (depreciation) for investments in securities still held at July 31, 2017[1]	$(54)	$(11,531)	$(2,199)	$(7,273)	—	$(313)	—

	COMMON STOCKS				CONVERTIBLE PREFERRED STOCK
INVESTMENTS IN SECURITIES (cont'd)	ENERGY	HEALTH CARE	MATERIALS		ENERGY	WARRANTS	TOTAL
Balance as of April 30, 2017	$3,752,192	$382,500	$0	*	$2,493,625	—	$22,953,061
Accrued premiums/discounts	—	—	—		—	—	40,386
Realized gain (loss)	—	107,098	—		—	—	(1,829,710)
Change in unrealized appreciation (depreciation)[1]	(346,833)	(106,206)	—		108,419	$(6,016)	1,608,394
Purchases	—	—	—		—	53,784	1,505,915
Sales	—	(383,392)	—		—	—	(1,969,636)
Transfers into Level 3[2]	—	—	—		512,300	—	512,300
Transfers out of Level 3[3]	(1,348,840)	—	—		—	—	(11,578,338)

Balance as of July 31, 2017	$2,056,519	—	$0	*	$3,114,344	$47,768	$11,242,372

Net change in unrealized appreciation (depreciation) for investments in securities still held at July 31, 2017[1]	$(293,789)	—	—		$108,419	$(6,016)	$(190,124)

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

*	Amount represents less than $1.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

[3]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

The following table summarizes the valuation techniques used and unobservable inputs approved by the Valuation Committee to determine the fair value of certain, material Level 3 investments. The table does not include Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information without adjustment (e.g., broker quotes, pricing services, net asset values).

	Fair Value at 7/31/17 (000’S)	Valuation Technique(s)	Unobservable Input(s)	Range/Weighted Average	Impact to Valuation From An Increase In Input*
Corporate Bonds & Notes	$1,473	Market Approach	Yield to Maturity	5.299%-12.382%	Decrease
			Transaction Spread	3.844%	Decrease

Warrants	48	Black-Scholes Options Model	Trading Restriction Discount	20%	Decrease

*	This column represents the directional change in the fair value of the Level 3 investments that would result in an increase from the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these unobservable inputs in isolation could result in significantly higher or lower fair value measurements.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At July 31, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$7,434,079
Gross unrealized depreciation	(10,386,830)

Net unrealized depreciation	$(2,952,751)

3. Restricted securities

The following Fund investments are restricted as to resale.

Security	Number of Shares/ Face Amount/ Warrants	Acquisition Date	Cost	Value at 7/31/2017		Value per Share/Unit	Percent of Net Assets
Berry Petroleum Co., Convertible Preferred Stock	3,200	2/17	$32,000	$38,400		$12.00	0.04%
BioScrip Inc., Second Lien Notes, 10.500%, due 6/30/22	1,363,637	6/17	1,315,420	1,339,091	(a)	98.20	1.26
BioScrip Inc., Second Lien Delayed Draw Notes, 10.500%, due 8/15/20	136,364	6/17	131,614	133,909	(a)	98.20	0.13
BioScrip Inc., Warrants	1	6/17	53,784	47,768	(a)	47,768.00	0.04

			$1,532,818	$1,559,168			1.47%

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Directors.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Middle Market Debt Fund Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 22, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	September 22, 2017